Cash and Cash Equivalents (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 931	$ 1,021,023	$ 236,513	$ 240,693	$ 221,905
Real Estate Investment Property, Net, Total	$ 147,000	$ 147,000